Expense Example, No Redemption - Class C	Delaware Emerging Markets Fund Expense Example, No Redemption, 1 Year	Delaware Emerging Markets Fund Expense Example, No Redemption, 3 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 5 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 10 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 1 Year	Delaware International Small Cap Fund Expense Example, No Redemption, 3 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 5 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 10 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 1 Year	Delaware International Value Equity Fund Expense Example, No Redemption, 3 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 5 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 10 Years
USD ($)	235	737	1,265	2,712	215	699	1,210	2,612	191	633	1,100	2,395